SCHEDULES OF CREDIT RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Revenues	$ 7,506,551	$ 6,443,357	$ 12,158,102
Accounts receivable	139,214	445,500
Revenue from Contract with Customer Benchmark [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 2,823,568	$ 1,786,656	$ 5,654,248
Risk percentage	37.60%	27.50%	46.50%
Revenue from Contract with Customer Benchmark [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 1,442,988	$ 888,595	$ 1,871,116
Risk percentage	19.20%	13.70%	15.40%
Revenue from Contract with Customer Benchmark [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 2,213,651	$ 1,723,506	$ 1,586,681
Risk percentage	29.50%	26.50%	13.10%
Revenue from Contract with Customer Benchmark [Member] | Customer D [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues		$ 1,332,746	$ 1,306,755
Risk percentage		20.50%	10.70%
Revenue from Contract with Customer Benchmark [Member] | Major Customers Aggregate Total [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 6,480,207	$ 5,731,503	$ 10,418,800
Risk percentage	86.30%	88.20%	85.70%
Accounts Receivable [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage		24.90%
Accounts receivable		$ 110,963
Accounts Receivable [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	96.50%	37.20%
Accounts receivable	$ 133,665	$ 165,600
Accounts Receivable [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage		30.30%
Accounts receivable		$ 135,074
Accounts Receivable [Member] | Major Customers Aggregate Total [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	96.50%	92.40%
Accounts receivable	$ 133,665	$ 411,637